Other Non-current Assets - Summary of Other Non-current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Noncurrent Assets [Abstract]
Deposits of rental, utility and other	€ 11,494	€ 11,217
Financial assets at fair value through profit or loss	2,660	2,375
Other	1,386	1,673
Total other non-current assets	€ 15,540	€ 15,265